EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND

Supplement to Summary Prospectus and Prospectus dated March 1, 2019

The following changes are effective December 31, 2019:

1.  The following replaces “Portfolio Managers” under “Management”:

Portfolio Managers

Jason DesLauriers, Vice President of Eaton Vance, has managed the Fund since December 2019.

Brian S. Ellis, Vice President of Eaton Vance, has managed the Fund since December 2019.

2.  The following replaces the fourth paragraph under “Management and Organization”:

For the fiscal year ended October 31, 2018, the effective annual rate of the investment advisory fees paid by the Fund (including the fee on Investable Assets and the Fund’s allocable portion of Portfolio advisory fees) to Eaton Vance was 0.45%. The Fund has been co-managed by Jason DesLauriers and Brian S. Ellis since December 2019. Mr. DesLauriers joined Eaton Vance in 2009, is currently a Vice President of Eaton Vance and BMR and is a portfolio manager for the investment grade fixed income team at Eaton Vance. Mr. Ellis is a Vice President of Eaton Vance and BMR. Prior to joining the Eaton Vance organization on December 31, 2016, he was Portfolio Manager and a member of the Taxable Fixed Income Team at Calvert Investment Management, Inc. since May 2012.

December 16, 2019	34033 12.16.19

EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2019

Effective December 31, 2019, the following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Jason DesLauriers*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Brian S. Ellis*
Registered Investment Companies	11	$8,593.7	0	$0
Other Pooled Investment Vehicles	1	$26.5	0	$0
Other Accounts	15	$449.0	0	$0

*  As of October 31, 2019

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund*	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Jason DesLauriers	$10,001 - $50,000	$100,001 - $500,000
Brian S. Ellis	None	$10,001 - $50,000

*  As of October 31, 2019

December 16, 2019